Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table and footnotes summarize the total compensation we paid to our named executive officers (our “NEOs”), compensation “actually paid” to our NEOs (calculated in accordance with SEC rules), the cumulative total shareholder return of our Company and our net income for the past three fiscal years. None of our NEOs is employed by us. Tremont, a subsidiary of RMR, provides, or arranges with RMR to provide, services that otherwise would be provided by employees and either RMR or Tremont employs and compensates our NEOs directly and in their sole discretion in connection with their services rendered to Tremont, RMR, to us and other companies to which RMR or Tremont provide management services. For information regarding the compensation paid by us to Tremont and RMR, please see the below “Certain Related Person Transactions” section. We do not pay our NEOs salaries or bonuses or provide other cash compensation or employee benefits. We provide equity incentive compensation to our NEOs pursuant to the terms of our 2021 Equity Plan.
Pay Versus Performance
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4)	Value of initial fixed $100 Investment Based on Total Shareholder Return	Net Income ($000s)
2025	$100,391	$62,882	$43,974	$30,646	$137.51	$15,434
2024	64,274	65,134	43,158	42,731	178.93	17,820
2023	45,856	67,918	27,142	35,441	159.47	25,965

(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2025	Thomas Lorenzini	$100,391	$(89,996)	$58,197	$(18,948)	$18,001	$(4,763)	$52,487	$62,882

(2)
The non-PEO NEOs for 2025 are Matthew C. Brown and Fernando Diaz. The only non-PEO NEO for 2024 was Fernando Diaz. The non-PEO NEOs for 2023 were Fernando Diaz and Tiffany R. Sy. The non-PEO NEOs for 2022 were G. Douglas Lanois and Tiffany R. Sy. The only non-PEO NEO for 2021 was G. Douglas Lanois.

(3)
The following table summarizes the applicable deductions and additions for the Non-PEO NEOs in the calculation of average Compensation Actually Paid to Non-PEO NEOs.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2025	$43,974	$(40,000)	$25,868	$(5,652)	$7,999	$(1,543)	$26,672	$30,646

(4)
Because Mr. Diaz did not receive a Share Award from our Company in 2025 due to his resignation in March 2025, the Average Compensation Actually Paid to Non-PEO NEOs is lower in 2025 than in prior years. The Compensation Actually Paid in 2025 to Mr. Brown, the only current Non-PEO NEO, was $60,333.

Named Executive Officers, Footnote
(2)
The non-PEO NEOs for 2025 are Matthew C. Brown and Fernando Diaz. The only non-PEO NEO for 2024 was Fernando Diaz. The non-PEO NEOs for 2023 were Fernando Diaz and Tiffany R. Sy. The non-PEO NEOs for 2022 were G. Douglas Lanois and Tiffany R. Sy. The only non-PEO NEO for 2021 was G. Douglas Lanois.

PEO Total Compensation Amount	$ 100,391	$ 64,274	$ 45,856
PEO Actually Paid Compensation Amount	$ 62,882	65,134	67,918
Adjustment To PEO Compensation, Footnote
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2025	Thomas Lorenzini	$100,391	$(89,996)	$58,197	$(18,948)	$18,001	$(4,763)	$52,487	$62,882

Non-PEO NEO Average Total Compensation Amount	$ 43,974	43,158	27,142
Non-PEO NEO Average Compensation Actually Paid Amount	$ 30,646	42,731	35,441
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table summarizes the applicable deductions and additions for the Non-PEO NEOs in the calculation of average Compensation Actually Paid to Non-PEO NEOs.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2025	$43,974	$(40,000)	$25,868	$(5,652)	$7,999	$(1,543)	$26,672	$30,646

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 137.51	178.93	159.47
Net Income (Loss)	$ 15,434,000	$ 17,820,000	$ 25,965,000
PEO Name	Thomas Lorenzini
Mr. Brown [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Compensation Actually Paid Amount	$ 60,333
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,996)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,487
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,197
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,948)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,001
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,763)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,000)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,672
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,868
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,652)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,999
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,543)